Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, less allowance for credit losses	$ 1,570	$ 1,240
Common stock par or stated value per share	$ 1.00	$ 1.00
Common stock shares authorized	100	100
Common stock shares issued	100
Common stock shares outstanding	100	100